Leases - Amounts Recognized in Net Loss (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Interest on lease liabilities	$ 595,000	$ 375,000
Expenses relating to short-term leases	0	122,000
Variable lease payments	2,487,000	1,134,000
Amounts recognized in net loss	3,082,000	1,631,000
Total cash outflow for leases	$ 4,478,817	$ 3,385,058